CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Accounts and notes receivable, allowance for credit losses | ¥	¥ 650,888		¥ 556,360
Loans receivable, allowance for credit losses | ¥	604,506		146,432
Current liabilities	24,422,785	$ 3,832,468	26,359,665
Non-current liabilities	¥ 3,128,600	$ 490,945	¥ 3,756,133
Redeemable convertible preferred stock, shares issued			816,245,752
Common stock, par value | $ / shares		$ 0.00002		$ 0.00002
Common stock, shares authorized	5,000,000,000	5,000,000,000	1,617,583,821
Common stock, shares issued	1,205,810,369	1,205,810,369	124,067,444
Common stock, shares outstanding	1,182,633,848	1,182,633,848	108,531,508
VIE | Nonrecourse [Member]
Current liabilities | ¥	¥ 10,601,697		¥ 18,768,179
Non-current liabilities | ¥	¥ 262,183		¥ 779,517
Series A-1 convertible preferred shares
Redeemable convertible preferred stock, par value | $ / shares		$ 0.00002		0.00002	$ 0.00002
Redeemable convertible preferred stock, shares authorized	0	0	12,180,250
Redeemable convertible preferred stock, shares issued	0	0	12,180,250
Redeemable convertible preferred stock, shares outstanding	0	0	12,180,250
Series A-2 convertible preferred shares
Redeemable convertible preferred stock, par value | $ / shares		$ 0.00002		0.00002	0.00002
Redeemable convertible preferred stock, shares authorized	0	0	9,145,501
Redeemable convertible preferred stock, shares issued	0	0	9,145,501
Redeemable convertible preferred stock, shares outstanding	0	0	9,145,501
Series A-3 convertible preferred shares
Redeemable convertible preferred stock, par value | $ / shares		$ 0.00002		0.00002	0.00002
Redeemable convertible preferred stock, shares authorized	0	0	10,668,684
Redeemable convertible preferred stock, shares issued	0	0	10,668,684
Redeemable convertible preferred stock, shares outstanding	0	0	10,668,684
Series A-4 convertible preferred shares
Redeemable convertible preferred stock, par value | $ / shares		$ 0.00002		0.00002	$ 0.00002
Redeemable convertible preferred stock, shares authorized	0	0	33,711,135
Redeemable convertible preferred stock, shares issued	0	0	31,230,930
Redeemable convertible preferred stock, shares outstanding	0	0	31,230,930
Series A-5 convertible preferred shares
Redeemable convertible preferred stock, par value | $ / shares		$ 0.00002		0.00002
Redeemable convertible preferred stock, shares authorized	0	0	21,161,516
Redeemable convertible preferred stock, shares issued	0	0	21,161,516
Redeemable convertible preferred stock, shares outstanding	0	0	21,161,516
Series A-6 convertible preferred shares
Redeemable convertible preferred stock, par value | $ / shares		$ 0.00002		0.00002
Redeemable convertible preferred stock, shares authorized	0	0	41,028,543
Redeemable convertible preferred stock, shares issued	0	0	37,347,909
Redeemable convertible preferred stock, shares outstanding	0	0	37,347,909
Series A-7 convertible preferred shares
Redeemable convertible preferred stock, par value | $ / shares		$ 0.00002		0.00002
Redeemable convertible preferred stock, shares authorized	0	0	20,000,000
Redeemable convertible preferred stock, shares issued	0	0	20,000,000
Redeemable convertible preferred stock, shares outstanding	0	0	20,000,000
Series A-8 convertible preferred shares
Redeemable convertible preferred stock, par value | $ / shares		$ 0.00002		0.00002
Redeemable convertible preferred stock, shares authorized	0	0	19,472,617
Redeemable convertible preferred stock, shares issued	0	0	17,379,861
Redeemable convertible preferred stock, shares outstanding	0	0	17,379,861
Series A-9 convertible preferred shares
Redeemable convertible preferred stock, par value | $ / shares		$ 0.00002		0.00002
Redeemable convertible preferred stock, shares authorized	0	0	4,868,156
Redeemable convertible preferred stock, shares issued	0	0	4,868,156
Redeemable convertible preferred stock, shares outstanding	0	0	4,868,156
Series A-10 convertible preferred shares
Redeemable convertible preferred stock, par value | $ / shares		$ 0.00002		0.00002
Redeemable convertible preferred stock, shares authorized	0	0	24,340,774
Redeemable convertible preferred stock, shares issued	0	0	24,340,774
Redeemable convertible preferred stock, shares outstanding	0	0	24,340,774
Series A-11 convertible preferred shares
Redeemable convertible preferred stock, par value | $ / shares		$ 0.00002		0.00002
Redeemable convertible preferred stock, shares authorized	0	0	27,045,302
Redeemable convertible preferred stock, shares issued	0	0	24,857,612
Redeemable convertible preferred stock, shares outstanding	0	0	24,857,612
Series A-12 convertible preferred shares
Redeemable convertible preferred stock, par value | $ / shares		$ 0.00002		0.00002
Redeemable convertible preferred stock, shares authorized	0	0	14,401,625
Redeemable convertible preferred stock, shares issued	0	0	12,785,758
Redeemable convertible preferred stock, shares outstanding	0	0	12,785,758
Series A-13 convertible preferred shares
Redeemable convertible preferred stock, par value | $ / shares		$ 0.00002		0.00002
Redeemable convertible preferred stock, shares authorized	0	0	20,915,034
Redeemable convertible preferred stock, shares issued	0	0	20,915,034
Redeemable convertible preferred stock, shares outstanding	0	0	20,915,034
Series A-14 convertible preferred shares
Redeemable convertible preferred stock, par value | $ / shares		$ 0.00002		0.00002
Redeemable convertible preferred stock, shares authorized	0	0	17,777,778
Redeemable convertible preferred stock, shares issued	0	0	17,777,778
Redeemable convertible preferred stock, shares outstanding	0	0	17,777,778
Series A-15 convertible preferred shares
Redeemable convertible preferred stock, par value | $ / shares		$ 0.00002		0.00002
Redeemable convertible preferred stock, shares authorized	0	0	54,592,596
Redeemable convertible preferred stock, shares issued	0	0	50,668,208
Redeemable convertible preferred stock, shares outstanding	0	0	50,668,208
Series A-16 convertible preferred shares
Redeemable convertible preferred stock, par value | $ / shares		$ 0.00002		0.00002
Redeemable convertible preferred stock, shares authorized	0	0	12,756,674
Redeemable convertible preferred stock, shares issued	0	0	12,756,674
Redeemable convertible preferred stock, shares outstanding	0	0	12,756,674
Series A-17 convertible preferred shares
Redeemable convertible preferred stock, par value | $ / shares				0.00002
Redeemable convertible preferred stock, shares authorized	0	0	116,676,790
Redeemable convertible preferred stock, shares issued	0	0	105,526,193
Redeemable convertible preferred stock, shares outstanding	0	0	105,526,193
Series A-18 convertible preferred shares
Redeemable convertible preferred stock, par value | $ / shares				0.00002
Redeemable convertible preferred stock, shares authorized	0	0	117,717,535
Redeemable convertible preferred stock, shares issued	0	0	111,420,744
Redeemable convertible preferred stock, shares outstanding	0	0	111,420,744
Series B-1 convertible preferred shares
Redeemable convertible preferred stock, par value | $ / shares				0.00002
Redeemable convertible preferred stock, shares authorized	0	0	58,530,879
Redeemable convertible preferred stock, shares issued	0	0	58,530,879
Redeemable convertible preferred stock, shares outstanding	0	0	58,530,879
Series B-2 convertible preferred shares
Redeemable convertible preferred stock, par value | $ / shares				0.00002
Redeemable convertible preferred stock, shares authorized	0	0	245,424,790
Redeemable convertible preferred stock, shares issued	0	0	212,683,291
Redeemable convertible preferred stock, shares outstanding	0	0	212,683,291
Common Class A [Member]
Common stock, par value | $ / shares		$ 0.00002		0.00002
Common stock, shares authorized	4,000,000,000	4,000,000,000	0
Common stock, shares issued	1,088,474,533	1,088,474,533	0
Common stock, shares outstanding	1,074,091,492	1,074,091,492	0
Common Class B [Member]
Common stock, par value | $ / shares		$ 0.00002		$ 0.00002
Common stock, shares authorized	500,000,000	500,000,000	0
Common stock, shares issued	117,335,836	117,335,836	0
Common stock, shares outstanding	108,542,356	108,542,356	0